Other Assets and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Assets
The following table details the components of other assets:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Related party receivables	$17,795	$8,877
Allowance for related party receivables	(15,600)	(8,877)
Deferred costs of equity offering	7,778	1,310
Distribution receivables	5,891	2,010
Promissory Note receivable	5,104	4,513
Fixed assets (Note 7)	4,344	7,336
Insurance reimbursable receivable	3,211	—
Prepaid expenses	2,329	2,345
Other assets	2,051	2,369

Total Other assets, net	$32,903	$19,883

Certain prior year amounts have been reclassified to conform to current year presentation.

Other Liabilities
The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2023	March 31, 2022
Interest commitments	$13,499	$9,879
Deferred tax liability (Note 15)	—	1,072
Other	1,123	1,408

Total Other liabilities	$14,622	$12,359